Accumulated other comprehensive income (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	SFr (16,272)
Balance at end of period	(18,738)	SFr (16,272)
Gains/(losses) on cash flow hedges
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(35)	(15)	SFr (31)
Increase/(decrease)	(61)	(6)	0
Increase/(decrease) due to equity method investments	1	(6)	(15)
Reclassification adjustments, included in net income	33	(8)	31
Cumulative effect of accounting changes, net of tax		0
Total increase/(decrease)	(27)	(20)	16
Balance at end of period	(62)	(35)	(15)
Cumulative translation adjustments
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(12,095)	(12,615)	(11,478)
Increase/(decrease)	(1,054)	441	(1,142)
Increase/(decrease) due to equity method investments	0	0	(1)
Reclassification adjustments, included in net income	30	79	6
Cumulative effect of accounting changes, net of tax		0
Total increase/(decrease)	(1,024)	520	(1,137)
Balance at end of period	(13,119)	(12,095)	(12,615)
Unrealized gains/(losses) on securities
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	61	60	64
Increase/(decrease)	(13)	1	(3)
Increase/(decrease) due to equity method investments	0	0	0
Reclassification adjustments, included in net income	0	0	(1)
Cumulative effect of accounting changes, net of tax		0
Total increase/(decrease)	(13)	1	(4)
Balance at end of period	48	61	60
Actuarial gains/(losses)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(4,278)	(4,672)	(4,010)
Increase/(decrease)	337	7	(1,031)
Increase/(decrease) due to equity method investments	0	0	0
Reclassification adjustments, included in net income	358	387	369
Cumulative effect of accounting changes, net of tax		0
Total increase/(decrease)	695	394	(662)
Balance at end of period	(3,583)	(4,278)	(4,672)
Net prior service credit/ (cost)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	643	607	452
Increase/(decrease)	0	142	238
Increase/(decrease) due to equity method investments	0	0	0
Reclassification adjustments, included in net income	(121)	(106)	(83)
Cumulative effect of accounting changes, net of tax		0
Total increase/(decrease)	(121)	36	155
Balance at end of period	522	643	607
Accumulated Gains (Losses) On Liabilities Related To Credit Risk
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(568)
Increase/(decrease)	(2,008)	(1,043)
Increase/(decrease) due to equity method investments	0	0
Reclassification adjustments, included in net income	32	0
Cumulative effect of accounting changes, net of tax		475
Total increase/(decrease)	(1,976)	(568)
Balance at end of period	(2,544)	(568)
Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(16,272)	(16,635)	(15,003)
Increase/(decrease)	(2,799)	(458)	(1,938)
Increase/(decrease) due to equity method investments	1	(6)	(16)
Reclassification adjustments, included in net income	332	352	322
Cumulative effect of accounting changes, net of tax		475
Total increase/(decrease)	(2,466)	363	(1,632)
Balance at end of period	(18,738)	(16,272)	(16,635)
Bank
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(13,242)
Balance at end of period	(15,932)	(13,242)
Bank | Gains/(losses) on cash flow hedges
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(16)	6	(18)
Increase/(decrease)	(61)	(6)	0
Increase/(decrease) due to equity method investments			0
Reclassification adjustments, included in net income	26	(16)	24
Cumulative effect of accounting changes, net of tax		0
Total increase/(decrease)	(35)	(22)	24
Balance at end of period	(51)	(16)	6
Bank | Cumulative translation adjustments
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(12,269)	(12,750)	(11,621)
Increase/(decrease)	(1,009)	409	(1,134)
Increase/(decrease) due to equity method investments			(1)
Reclassification adjustments, included in net income	30	72	6
Cumulative effect of accounting changes, net of tax		0
Total increase/(decrease)	(979)	481	(1,129)
Balance at end of period	(13,248)	(12,269)	(12,750)
Bank | Unrealized gains/(losses) on securities
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	61	60	64
Increase/(decrease)	(13)	1	(3)
Increase/(decrease) due to equity method investments			0
Reclassification adjustments, included in net income	0	0	(1)
Cumulative effect of accounting changes, net of tax		0
Total increase/(decrease)	(13)	1	(4)
Balance at end of period	48	61	60
Bank | Actuarial gains/(losses)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(402)	(612)	(656)
Increase/(decrease)	(40)	131	(30)
Increase/(decrease) due to equity method investments			0
Reclassification adjustments, included in net income	61	79	74
Cumulative effect of accounting changes, net of tax		0
Total increase/(decrease)	21	210	44
Balance at end of period	(381)	(402)	(612)
Bank | Net prior service credit/ (cost)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	2	2	16
Increase/(decrease)	0	0	(1)
Increase/(decrease) due to equity method investments			0
Reclassification adjustments, included in net income	0	0	(13)
Cumulative effect of accounting changes, net of tax		0
Total increase/(decrease)	0	0	(14)
Balance at end of period	2	2	2
Bank | Accumulated Gains (Losses) On Liabilities Related To Credit Risk
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(618)
Increase/(decrease)	(1,716)	(1,082)
Reclassification adjustments, included in net income	32	0
Cumulative effect of accounting changes, net of tax		464
Total increase/(decrease)	(1,684)	(618)
Balance at end of period	(2,302)	(618)
Bank | Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(13,242)	(13,294)	(12,215)
Increase/(decrease)	(2,839)	(547)	(1,168)
Increase/(decrease) due to equity method investments			(1)
Reclassification adjustments, included in net income	149	135	90
Cumulative effect of accounting changes, net of tax		464
Total increase/(decrease)	(2,690)	52	(1,079)
Balance at end of period	SFr (15,932)	SFr (13,242)	SFr (13,294)